Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities
Net loss	$ (1,462,546)	$ (997,147)	$ (6,026,641)	$ (3,536,884)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	12,549	3,318	15,269	10,756
Amortization of debt issuance costs	0	69,505	254,852	339,418
Amortization of prepaid expenses	0	69,426	46,303	76,891
Amortization of stock based prepaid consulting	42,500	0	213,937	170,436
Stock option employee compensation expense	412,724	60,782	921,639	398,614
Stock options issued for non-employee services	0	0	322,850	0
Write-off of obsolete packaging inventory	0	0	0	33,510
Warrants issued to induce warrant exercise	0	0	62,414	0
Bad debt expense	0	0	13,865	7,463
Common stock issued to officer and director	0	0	0	69,211
Common stock issued for services	0	0	168,500	0
Loss on extinguishment of debt	0	0	267,390	0
Changes in assets and liabilities
Accounts receivable	(6,863)	1,014	(93,042)	(40,943)
Inventories	(186,402)	(63,565)	(195,160)	17,625
Prepaid expenses and other current assets	5,819	1,529	0	(75,935)
Deposits and other assets	0	17,198	27,198	(12,199)
Accounts payable	66,133	135,865	245,651	(26,565)
Accrued expenses	(96,253)	(76,806)	119,762	60,257
Related party payable	0	0	0	(60,000)
Net cash used in operating activities	(1,212,339)	(778,881)	(3,636,213)	(2,568,345)
Cash flows from Investing Activities
Purchases of equipment	(26,922)	(1,771)	(205,077)	(7,563)
Net cash used in investing activities	(26,922)	(1,771)	(205,077)	(7,563)
Cash flows from Financing Activities
Payments on Insurance Finance Contract	(11,342)	(7,381)	(30,745)	(32,028)
Proceeds from sale of stock and warrants, net of expenses	0	352,000	1,429,320	2,090,000
Proceeds from sale of stock	0	0	3,272,766	0
Proceeds from exercise of stock options	30,000	0	122,000	58,350
Proceeds from exercise of warrants	0	0	379,129	0
Proceeds from revolving line of credit, net	0	0	0	908,156
Debt issue costs	0	0	0	(68,155)
Net cash provided by financing activities	18,658	344,619	5,172,470	2,956,323
Net increase (decrease) in cash and cash equivalents	(1,220,603)	(436,033)	1,331,180	380,415
Cash and cash equivalents - beginning	1,956,976	625,796	625,796	245,381
Cash and cash equivalents - ending	736,373	189,763	1,956,976	625,796
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	440	31,184	43,548	117,631
Cash paid for income taxes	0	0	0	0
Supplementary Disclosure of Non-cash Investing and Financing Activities:
Financing of prepaid insurance contracts	12,648	4,001	32,837	33,103
Stock issued for consulting agreement	0	65,500	0	0
Line of credit and accrued interest exchanged for convertible debt	0	0	1,536,810	0
Stock issued to extend loan	0	0	0	150,000
Options issued to extend loan	0	0	0	59,865
Prepaid option and stock-based consulting	0	0	65,500	425,872
Debt repaid with common stock	$ 0	$ 0	$ 1,000,000	$ 0